Commitments and Contingencies (Details) - USD ($)				12 Months Ended
	Nov. 14, 2022	Sep. 19, 2021	Feb. 26, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2023	Jan. 03, 2023
Commitments and Contingencies (Details) [Line Items]
TRA liability				$ 0		$ 13,300,000
Earn-out liability, at fair value				0		$ 120,967,000
ALVARIUM TIEDEMANN HOLDINGS, INC [Member]
Commitments and Contingencies (Details) [Line Items]
Underwriting discount percent			2.00%
Gross proceeds			$ 6,900,000	$ 12,075,000
Deferred underwriting discount percent				3.50%
Deferred underwriting commission	$ 4,275,000
Deferred Underwriting Fee Payable	12,075,000			$ 7,800,000	$ 12,075,000
Other income	195,857			195,587	0
Waived deferred underwriting fee	$ 4,079,413			$ (4,079,413)	$ 0
Subsequent Event [Member] | ALVARIUM TIEDEMANN HOLDINGS, INC [Member]
Commitments and Contingencies (Details) [Line Items]
Deferred Underwriting Fee Payable							$ 7,800,000
Underwriting Agreement [Member] | ALVARIUM TIEDEMANN HOLDINGS, INC [Member]
Commitments and Contingencies (Details) [Line Items]
Underwriting agreement, description				The underwriter had a 45-day option from the date of the IPO to purchase up to an aggregate of 4,500,000 additional Units at the public offering price less the underwriting commissions.
Bofa Securities Inc [Member] | ALVARIUM TIEDEMANN HOLDINGS, INC [Member]
Commitments and Contingencies (Details) [Line Items]
Advisory fee		$ 3,000,000